Related Party Transactions (Details) - USD ($)							12 Months Ended
	Nov. 13, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2023
Related Party Transactions [Line Items]
Referral fee (in Shares)						1,800,000
Accounts payable						$ 900,000	$ 4,795,208	$ 1,218,054
Owes fee							$ 762,000
Aggregate purchase price	$ 100,198				$ 179,000
Aggregate principal amount				$ 179,000
Accruing interest				15.00%
Exercise price (in Dollars per share)							$ 1
Price per share (in Dollars per share)							$ 10.95
Extinguishment amount	$ 2,280,437
Fair value amount							$ 203,100
Initial cash amount			$ 25,000
Monthly payment			8,000
Agreement amount paid			12,000
Stock price		$ 250,000	$ 150,000
Initial cash amount							$ 31,074,127
Share of common stock (in Shares)							90,000
Monthly payment		$ 22,000
Cash proceeds							$ 350,000
Loan interest rate							0.50%
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)			60,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)	20,040						5,235,131	5,235,131
Exercise price (in Dollars per share)			$ 11.5
Price per share (in Dollars per share)	$ 5								$ 6.77
Share of common stock (in Shares)							10,000
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		30,000	60,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Share of common stock (in Shares)		60,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party						$ 900,000
Cash proceeds								$ 4,000,000
Dante Caravaggio [Member]
Related Party Transactions [Line Items]
Extinguishment amount	$ 101,204
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		264,000
Alexandria [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)						89,000
Mr. Caravaggio [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)			179,000
Dante Caravaggio, LLC [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)							30,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Initial cash amount		$ 50,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination percentage						2.00%